Property, Plant and Equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment
Land	$ 35,031,000	$ 36,266,000
Buildings	296,502,000	304,272,000
Leasehold and land improvements	1,086,718,000	1,197,520,000
Cell site equipment	3,269,609,000	3,306,575,000
Switching equipment	960,377,000	1,161,976,000
Office furniture and equipment	553,630,000	539,248,000
Other operating assets and equipment	89,663,000	92,456,000
System development	1,042,195,000	962,698,000
Work in process	125,015,000	116,501,000
Property, plant and equipment, gross	7,458,740,000	7,717,512,000
Accumulated depreciation and amortization	(4,730,523,000)	(4,860,992,000)
Property, plant and equipment, net	2,728,217,000	2,856,520,000
Depreciation and amortization expense	593,200,000	791,100,000	597,700,000
(Gain) loss on asset disposals, net	$ 21,469,000	$ 30,606,000	$ 18,088,000
Buildings
Property, Plant and Equipment
Useful life	20 years
Leasehold and land improvements | Minimum
Property, Plant and Equipment
Useful life	1 year
Leasehold and land improvements | Maximum
Property, Plant and Equipment
Useful life	30 years
Cell site equipment | Minimum
Property, Plant and Equipment
Useful life	7 years
Cell site equipment | Maximum
Property, Plant and Equipment
Useful life	25 years
Switching equipment | Minimum
Property, Plant and Equipment
Useful life	5 years
Switching equipment | Maximum
Property, Plant and Equipment
Useful life	8 years
Office furniture and equipment | Minimum
Property, Plant and Equipment
Useful life	3 years
Office furniture and equipment | Maximum
Property, Plant and Equipment
Useful life	5 years
Other operating assets and equipment | Minimum
Property, Plant and Equipment
Useful life	3 years
Other operating assets and equipment | Maximum
Property, Plant and Equipment
Useful life	5 years
System development | Minimum
Property, Plant and Equipment
Useful life	1 year
System development | Maximum
Property, Plant and Equipment
Useful life	7 years